Derivative Financial Instruments - Analysis of (Loss)/gain on derivatives (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financial Instruments
Unrealized gain/(loss) on derivative financial instruments held for trading	$ (7,922)	$ 10,570	$ 18,530
Recycled loss of cash flow hedges reclassified to profit or loss		(4,368)	(23,514)
Ineffective portion of cash flow hedges	(289)	(65)
Total (loss)/gain on derivatives	(6,077)	2,025	(13,419)
Interest rate swaps held for trading
Financial Instruments
Unrealized gain/(loss) on derivative financial instruments held for trading	(4,333)	8,529	18,448
Realized gain/(loss) on derivative financial instruments held for trading	1,893	(7,842)	(8,435)
Forward foreign exchange contracts
Financial Instruments
Unrealized gain/(loss) on derivative financial instruments held for trading	(3,589)	2,041	$ 82
Realized gain/(loss) on derivative financial instruments held for trading	$ 241	$ 3,730